Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—13.7%
	U.S. Treasury Bonds—0.8%
$ 5,000,000	United States Treasury Bond, 4.625%, 2/15/2055	$ 4,765,625
	U.S. Treasury Notes—12.9%
3,000,000	United States Treasury Note, 3.875%, 3/31/2027	3,008,164
10,000,000	United States Treasury Note, 4.000%, 2/28/2030	10,140,970
30,000,000	United States Treasury Note, 4.000%, 5/31/2030	30,418,752
7,500,000	United States Treasury Note, 4.125%, 2/29/2032	7,605,781
18,000,000	United States Treasury Note, 4.250%, 11/15/2034	18,120,938
2,000,000	United States Treasury Note, 4.375%, 12/31/2029	2,056,907
2,000,000	United States Treasury Note, 4.625%, 2/15/2035	2,068,438
	TOTAL	73,419,950
	TOTAL U.S. TREASURIES (IDENTIFIED COST $77,284,278)	78,185,575
	MORTGAGE-BACKED SECURITIES—4.7%
	Agency—4.7%
7,544,003	FHLMC, Pool SD8225, 3.000%, 7/1/2052	6,556,836
7,222,136	FHLMC, Pool SD8243, 3.500%, 9/1/2052	6,537,971
8,840,587	FNMA, Pool FBT224, 3.000%, 3/1/2052	7,686,520
6,644,488	FNMA, Pool MA4732, 4.000%, 9/1/2052	6,224,531
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,444,757)	27,005,858
	CORPORATE BONDS—3.5%
	Basic Industry - Metals & Mining—0.0%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	49,057
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,482
	TOTAL	85,539
	Capital Goods - Aerospace & Defense—0.1%
60,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	57,313
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,683
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,873
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	54,889
75,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	74,655
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	54,027
	TOTAL	294,440
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,370
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,972,733
40,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	39,831
	TOTAL	3,012,564
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,527
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,844
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	36,432
35,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	31,172
	TOTAL	97,975

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Environmental—0.0%
$ 75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	$ 76,945
75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	70,547
	TOTAL	147,492
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	21,257
40,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	42,449
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	196,155
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	20,420
	TOTAL	280,281
	Communications - Media & Entertainment—0.3%
1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,434,634
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,354
30,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	20,237
	TOTAL	1,479,225
	Communications - Telecom Wireless—0.1%
55,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	49,409
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	39,469
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	57,611
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	52,714
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	61,455
	TOTAL	260,658
	Communications - Telecom Wirelines—0.0%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	64,061
5,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	3,437
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	38,722
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	85,653
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	32,020
	TOTAL	223,893
	Consumer Cyclical - Automotive—0.0%
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	87,058
	Consumer Cyclical - Retailers—0.0%
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	115,693
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	44,861
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	60,202
	TOTAL	105,063
	Consumer Non-Cyclical - Food/Beverage—0.1%
99,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	90,455
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	102,947
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	141,152
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	45,322
30,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	23,910
50,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	50,495
30,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	29,289
30,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	27,442
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	54,532
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	67,064

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	$ 104,265
	TOTAL	736,873
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	27,191
100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	85,784
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	28,248
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	23,977
	TOTAL	165,200
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
65,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	64,165
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	57,831
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	82,154
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	77,430
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	54,645
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	44,064
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	25,000
	TOTAL	405,289
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	41,439
	Consumer Non-Cyclical - Tobacco—0.0%
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	21,710
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	121,824
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	68,589
	TOTAL	212,123
	Energy - Independent—0.0%
75,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	71,196
35,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	36,212
	TOTAL	107,408
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,993
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	35,911
	TOTAL	85,904
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	32,436
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	98,772
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	82,464
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	65,486
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	26,164
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,293
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	100,306
	TOTAL	433,921
	Financial Institution - Banking—0.5%
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	79,454
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	89,275
85,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	77,136
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	51,683
50,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	47,305
120,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	107,792
100,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	102,843

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 70,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	$ 59,183
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	64,708
85,000		FNB Corp. (PA), 5.722%, 12/11/2030	86,684
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	90,277
45,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	40,932
120,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	118,772
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	103,376
145,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	131,167
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,751
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	56,515
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	51,637
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	107,464
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	47,787
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,817
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,630
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	87,884
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	86,867
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	81,707
40,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	41,310
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	67,792
21,763	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,570
35,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	36,444
50,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	52,029
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	198,535
20,000		U.S. Bancorp, 5.100%, 7/23/2030	20,581
65,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	56,839
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	103,233
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	259,726
		TOTAL	2,793,705
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	38,824
		Financial Institution - Finance Companies—0.1%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	152,198
100,000		Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	100,154
		TOTAL	252,352
		Financial Institution - Insurance - Life—0.0%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	123,347
120,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	93,992
		TOTAL	217,339
		Financial Institution - Insurance - P&C—0.1%
100,000		Aon North America, Inc., 5.750%, 3/1/2054	98,070
100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	99,715
60,000		Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	61,105
		TOTAL	258,890
		Financial Institution - REIT - Apartment—0.0%
35,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	34,607
60,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	51,202
		TOTAL	85,809

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.7%
$ 40,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$ 40,045
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	69,132
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,601,271
	TOTAL	3,710,448
	Financial Institution - REIT - Office—0.0%
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,332
	Financial Institution - REIT - Other—0.0%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	50,679
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	79,893
	Technology—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	19,120
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	35,637
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,850
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,506
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	53,844
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	72,845
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	32,349
55,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	54,092
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	74,997
25,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	17,110
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	81,280
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	56,385
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	27,059
35,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	34,261
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	39,494
	TOTAL	667,829
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	37,277
	Transportation - Services—0.0%
75,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	76,710
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	38,678
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	57,646
25,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,949
115,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	104,353
65,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	69,227
75,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	73,695
130,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	119,592
55,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	41,645
90,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	71,932
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	22,820
25,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	20,773
65,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	65,984
65,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	53,709
75,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	74,834
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	119,120
	TOTAL	956,957

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.4%
$ 2,000,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	$ 2,019,116
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,116,942)	19,752,568
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Federal Home Loan Mortgage Corporation—0.1%
575,312		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	543,540
		Non-Agency Mortgage-Backed Securities—2.5%
3,189,376		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,606,816
727,860		GS Mortgage-Backed Securities Trust 2023-PJ5, Class A16, 6.500%, 2/25/2054	739,438
5,870,199		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,004,345
3,906,096		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,192,623
3,186,207		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,604,226
		TOTAL	14,147,448
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,854,701)	14,690,988
		FOREIGN GOVERNMENTS/AGENCY—0.8%
		Sovereign—0.8%
AUD 6,750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029 (IDENTIFIED COST $4,492,954)	4,287,219
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.7%
$ 500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	501,411
345,000		Bank 2022-BNK40, Class A4, 3.503%, 3/15/2064	320,464
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	648,928
275,076		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	267,415
722,840		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	712,266
1,650,000	[2]	ORL Trust 2024-GLKS, Class B, 6.255% (CME Term SOFR 1 Month +1.892%), 12/15/2039	1,651,033
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,226,184)	4,101,517
		ASSET-BACKED SECURITIES—0.7%
		Services—0.4%
2,175,890		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,164,265
		Student Loans—0.3%
1,106,783		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,000,387
876,399		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	812,794
		TOTAL	1,813,181
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,138,961)	3,977,446
		COMMON STOCKS—0.4%
		Automotive—0.0%
875		Lear Corp.	96,250
		Building Materials—0.0%
5,075	[3]	Masterbrand, Inc.	64,503
		Chemicals—0.1%
1,090		Ashland, Inc.	61,204
1,895	[3]	Axalta Coating Systems Ltd.	59,238
6,305	[3]	Ecovyst, Inc.	57,312
2,275		Koppers Holdings, Inc.	65,929
		TOTAL	243,683
		Commercial Services & Supplies—0.1%
2,970		Interface, Inc.	79,359

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Commercial Services & Supplies—continued
680		The Brink’s Co.	$ 76,187
		TOTAL	155,546
		Construction Machinery—0.0%
510		Herc Holdings, Inc.	66,703
70		United Rentals North America, Inc.	66,944
		TOTAL	133,647
		Consumer Products—0.0%
2,250		Edgewell Personal Care Co.	54,045
2,475		Energizer Holdings, Inc.	68,211
		TOTAL	122,256
		Containers & Packaging—0.0%
4,218		Graphic Packaging Holding Co.	93,935
		Diversified Manufacturing—0.0%
480		WESCO International, Inc.	105,523
		Food & Beverage—0.0%
975	[3]	US Foods Holding Corp.	75,660
		Gaming—0.1%
925		Boyd Gaming Corp.	79,421
3,640	[3]	Caesars Entertainment, Inc.	97,443
1,505		Red Rock Resorts, Inc.	93,114
		TOTAL	269,978
		Independent Energy—0.0%
2,398		Devon Energy Corp.	86,568
		Midstream—0.0%
4,041		Suburban Propane Partners LP	75,647
		Pharmaceuticals—0.0%
7,175	[3]	Bausch Health Cos., Inc.	53,238
		Technology—0.1%
435		CDW Corp.	71,671
710		Dell Technologies, Inc.	86,726
475		Science Applications International Corp.	55,907
2,320		Sensata Technologies Holdings PLC	75,493
		TOTAL	289,797
		Utility - Electric—0.0%
510		NRG Energy, Inc.	74,236
375		Vistra Corp.	70,916
		TOTAL	145,152
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,976,269)	2,011,383
		AGENCY RISK TRANSFER SECURITY—0.2%
$ 1,250,000	[2]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.449% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,307,436
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.0%
10,000,000		Bank of America Merrill Lynch AUD CALL/USD PUT, Exercise Price $0.67, Notional Amount $11,700,000, Expiration Date 10/23/2025	64,950

Principal Amount, Shares or Contracts		Value
	PURCHASED CALL OPTIONS—continued
4,000,000	Bank of America Merrill Lynch USD CALL/ZAR PUT, Exercise Price $18.25, Notional Amount $4,680,000, Expiration Date 9/3/2025	$ 264
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $197,810)	65,214
	INVESTMENT COMPANIES—71.2%
14,693,443	Emerging Markets Core Fund	131,800,185
4,772,180	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[5]	4,772,180
31,617,799	High Yield Bond Core Fund	181,169,990
10,464,553	Mortgage Core Fund	87,588,308
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $460,048,822)	405,330,663
	TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $619,035,078)	560,716,267
	OTHER ASSETS AND LIABILITIES - NET—1.5%[6]	8,369,957
	NET ASSETS—100%	$569,086,224
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
CBOE Volatility Index Long Futures	150	$2,901,630	October 2025	$(128,370)
CBOE Volatility Index Long Futures	150	$2,572,350	September 2025	$(383,128)
United States Treasury Notes 2-Year Long Futures	175	$36,494,336	December 2025	$40,020
United States Treasury Notes 5-Year Long Futures	8	$875,750	December 2025	$2,872
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	30	$3,432,188	December 2025	$(15,958)
United States Treasury Ultra Bond Short Futures	65	$7,576,562	December 2025	$(938)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(485,502)
At August 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2025[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays	CDX Index EM Series 43	Pay	1.000%	06/20/2030	1.45%	$8,000,000	$153,602	$184,445	$(30,843)

At August 31, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	USD CALL/NOK PUT	(10,000,000)	$10,000,000	September 2025	$10.40	$(11,140)
Bank of America	USD CALL/ZAR PUT	(10,000,000)	$10,000,000	November 2025	$19.00	$(31,340)
JPMorgan	United States Treasury, 104.38%, 9/27/2025	(350)	$73,062,500	September 2025	$104.38	$(109,375)
JPMorgan	United States Treasury, 109.75%, 9/27/2025	(300)	$32,925,000	September 2025	$109.75	$(96,094)
JPMorgan	United States Treasury, 117.00%, 9/27/2025	(150)	$17,550,000	September 2025	$117.00	$(58,594)
Morgan Stanley	GBP CALL/USD PUT	(8,000,000)	$8,000,000	October 2025	$1.38	$(28,064)
Morgan Stanley	NZD CALL/USD PUT	(10,000,000)	$10,000,000	September 2025	$0.60	$(43,020)
UBS	AUD CALL/USD PUT	(10,000,000)	$10,000,000	September 2025	$0.67	$(36,270)
Put Options:
Bank of America	AUD PUT/USD CALL	(10,000,000)	$10,000,000	October 2025	$65.00	$(95,250)
Bank of America	USD PUT/ZAR CALL	(10,000,000)	$10,000,000	November 2025	$17.60	$(147,860)
Barclays	USD PUT/NOK CALL	(10,000,000)	$10,000,000	September 2025	$9.85	$(22,930)
JPMorgan	United States Treasury, 112.00%, 9/27/2025	(75)	$8,400,000	September 2025	$112.00	$(37,500)
Morgan Stanley	GBP PUT/USD CALL	(8,000,000)	$8,000,000	October 2025	$1.34	$(58,640)
Morgan Stanley	NZD PUT/USD CALL	(10,000,000)	$10,000,000	September 2025	$0.58	$(32,000)
(Premium Received $1,063,336)						$(808,077)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swaps Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2025	Shares Held as of 8/31/2025	Dividend Income
Emerging Markets Core Fund	$145,977,930	$7,880,879	$(23,600,000)	$1,018,116	$523,260	$131,800,185	14,693,443	$7,880,879
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$9,621,877	$158,589,942	$(163,439,639)	$—	$—	$4,772,180	4,772,180	$296,774
High Yield Bond Core Fund	$201,458,099	$3,250,000	$(24,500,000)	$4,635,979	$(3,674,088)	$181,169,990	31,617,799	$9,022,593
Mortgage Core Fund	$95,528,159	$8,350,000	$(16,300,000)	$3,358,868	$(3,348,719)	$87,588,308	10,464,553	$3,367,943
TOTAL OF AFFILIATED TRANSAC- TIONS	$452,586,065	$178,070,821	$(227,839,639)	$9,012,963	$(6,499,547)	$405,330,663	61,547,975	$20,568,189

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$78,185,575	$—	$78,185,575
Mortgage-Backed Securities	—	27,005,858	—	27,005,858
Corporate Bonds	—	19,747,998	4,570	19,752,568
Collateralized Mortgage Obligations	—	14,690,988	—	14,690,988
Foreign Governments/Agency	—	4,287,219	—	4,287,219
Commercial Mortgage-Backed Securities	—	4,101,517	—	4,101,517
Asset-Backed Securities	—	3,977,446	—	3,977,446
Agency Risk Transfer Security	—	1,307,436	—	1,307,436
Purchased Call Options	—	65,214	—	65,214
Equity Securities:
Common Stocks
Domestic	1,823,414	—	—	1,823,414
International	187,969	—	—	187,969
Preferred Stock
Domestic	—	—	400	400
Investment Companies	405,330,663	—	—	405,330,663
TOTAL SECURITIES	$407,342,046	$153,369,251	$4,970	$560,716,267
Other Financial Instruments:
Assets
Futures Contracts	$42,892	$—	$—	$42,892
Swap Contracts	—	153,602	—	153,602
Liabilities
Futures Contracts	(528,394)	—	—	(528,394)
Written Options Contracts	—	(808,077)	—	(808,077)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(485,502)	$(654,475)	$—	$(1,139,977)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand